Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 59,214	$ 112,224	$ 131,719	$ 210,081
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	38,045	87,753	89,268	161,265
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,326	16,659	29,284	33,558
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,843	$ 7,812	$ 13,167	$ 15,258